Goodwill and Other Intangible Assets - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Indefinite Lived Intangible Assets By Major Class [Line Items]
Impairment		$ 289,800,000	$ 0
Goodwill	$ 8,818,500,000	8,580,200,000	8,919,400,000
In Process Research and Development (IPR&D) [Member]
Indefinite Lived Intangible Assets By Major Class [Line Items]
Intangible asset impairment	0	$ 3,000,000	$ 16,300,000
Impairment, Intangible Asset, Indefinite-Lived (Excluding Goodwill), Statement of Income or Comprehensive Income [Extensible Enumeration]		Goodwill and Intangible Asset Impairment	Goodwill and Intangible Asset Impairment
Intellectual Property [Member]
Indefinite Lived Intangible Assets By Major Class [Line Items]
Intangible assets subject to amortization	$ 86,100,000
EMEA [Member]
Indefinite Lived Intangible Assets By Major Class [Line Items]
Impairment		$ 289,800,000
Goodwill			$ 317,300,000